Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [Abstract]
Schedule of transactions with joint ventures
During the year, the Group entities carried out the following transactions with joint ventures and other related parties:

	For the year ended December 31
	2023	2022	2021
Sale of finished products	$4,534	$7,733	$5,628
Revenue from services and consulting	478	1,034	116
Purchases of raw materials and other services	15,542	12,367	10,240

Schedule of current amounts were outstanding
The following current amounts were outstanding at the reporting date:

	As of December 31
	2023	2022
Trade and other receivables by related parties	$13,474	$14,042
Loans owed by related parties	2,272	2,314
Less: provisions	(11,838)	(11,769)
Amounts owed by related parties, net	$3,908	$4,587

	As of December 31
	2023	2022
Trade and other payables to related parties	$8,083	$6,135
Loans owed to related parties	13,150	13,151
Amounts owed to related parties	$21,233	$19,286

Current	$21,233	$19,286
Non-current	$—	$—

Schedule of loans to and from related parties

Loans to related parties	2023	2022
Balance as of January 1	$215	$276
Loans advanced	—	—
Loan repayments received	(215)	(61)
Balance as of December 31	$—	$215

Loans from related parties	2023	2022
Balance as of January 1	$61	$7,115
Loans advanced	—	61
Loan repayments	(61)	(7,191)
Interest accrued	—	76
Balance as of December 31	$—	$61

Schedule of consolidated statement of profit or loss
Total management compensation included in the Consolidated Statement of Profit or Loss and Other Comprehensive Income are as follows:

	For the year ended December 31
	2023	2022
Short-term employee benefits	$3,288	$2,415
Consulting fees	2,205	3,357
Total	$5,493	$5,772
[1]The Group corrected the disclosure of short-term employee benefits and consulting fees for the year ended December 31, 2021. The correction does not impact the results presented in the prior period.

Schedule of related parties
The table below sets forth the entities Procaps has engaged in related party transactions with and their relationship to Procaps.

Related Party	Relationship to Procaps
Promedical S.A.	A Bolivian sociedad anónima owned 50% by the Minski Family and measured as an equity method investment.

Fundación Procaps	A Colombian non-profit entity owned 100% by members of the Minski Family.

Industrias Intercaps de Venezuela, C.A.	A Venezuelan compañía anónima owned 100% by members of the Minski Family and Hoche.

Originates Inc.	A Florida corporation owned 100% by members of the Minski Family.

Gelco S.A.S.	A Colombian sociedad por acciones simplificada that is 18.75% owned by members of the Minski Family.

Gelco Gelatinas do Brasil	A Colombian sociedad por acciones simplificada that is 18.75% owned by members of the Minski Family.

Laboratorios Vivax Pharmaceutical C.A.	A Venezuelan compañía anónima owned 100% by members of the Minski Family and Hoche.

C.I. Naturmega S.A.	A Colombian sociedad anónima owned 92% by members of the Minski Family. Mostly a supplier.

Simviel S.A.S.	A Colombian sociedad por acciones simplificada owned 100% by a member of the Minski Family.

Pharma Perspectives S.A.	A Costa Rican sociedad anónima owned 100% by members of the Minski Family and Hoche.

Carlton Mega Inversiones S.A.	A Costa Rican sociedad anónima owned 100% by members of the Minski Family and Hoche.

Sognatore Trust	A trust for the benefit of certain members of the Minski Family.

Deseja Trust	A trust for the benefit of certain members of the Minski Family.

Simphony Trust	A trust for the benefit of certain members of the Minski Family.

Union Acquisition Associates II, LLC	A Florida limited liability company controlled by a member of the Board of Directors.

Palo Santo Media LLC	A Florida limited liability company owned and controlled by an immediate family member of a member of the Board of Directors.

Escala Impesores S.A.S	A Colombian sociedad por acciones simplificada owned by a brother of the Minski Family. Mostly a supplier.

Dilcrest Assets S.A.	A Panamanian sociedad anónima owned 100% by members of the Minski Family.

Herfroze Investments Ltd.	A Panama Limited liability company owned by members of the Minski Family.

Bindermoor Overseas S.A.	A Panama company owned by members of the Minski Family.

WM Partners LP	A Florida private equity firm that is 45% owned by members of the Minski Family and 45% owned by a member of the Board of Directors.

Batley Managment	A Panama company owned by members of the Minski Family.